related party transactions - Initial awards (Details) - Key management personnel $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) EquityInstruments	Dec. 31, 2024 CAD ($) EquityInstruments
Transactions with key management personnel
Notional value Awarded in period	$ 40	$ 47
Grant-date fair value Awarded in period	$ 48	$ 53
Restricted share units
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	1,601,848	1,465,459
Notional value Awarded in period	$ 35	$ 35
Grant-date fair value Awarded in period	$ 43	$ 41
Restricted share units | Telus International (Cda) Inc.
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	1,229,346	1,054,899
Notional value Awarded in period	$ 5	$ 12
Grant-date fair value Awarded in period	$ 5	$ 12